Finance Leases Payable	12 Months Ended
Oct. 31, 2019
Finance Leases Payable

9.	Finance Leases Payable

i)	Effective July 11, 2017, and as amended on July 28, 2017, the Company entered into an agreement with a third party to lease equipment at a cost $134,289 over a thirty-six month period for monthly payments of $4,778. The terms and conditions of the lease predicate that substantially all of the risks and rewards of ownership of the leased asset transfer to the Company. Therefore, the Company has classified the agreement as a finance lease.

ii)	Effective November 8, 2017, the Company entered into an agreement with a third party to lease equipment at a cost $158,193 over a thirty-six month period for monthly payments of $5,630. The terms and conditions of the lease predicate that substantially all of the risks and rewards of ownership of the leased asset transfer to the Company. Therefore, the Company has classified the agreement as a finance lease.

iii)	Effective February 20, 2019, the Company entered into an agreement with a third party to lease equipment at a cost $62,516 over a twenty-four month period for monthly payments of $3,220. The terms and conditions of the lease predicate that substantially all of the risks and rewards of ownership of the leased asset transfer to the Company. Therefore, the Company has classified the agreement as a finance lease.

As at October 31, 2019, the related lease liabilities are payable as follow:

	Future minimum lease payments	Interest	Total
Less than one year	$129,876	$14,535	$144,411
Between one and five years	12,329	551	12,880
	$142,205	$15,086	$157,291

As at October 31, 2018, the related lease liabilities are payable as follow:

	Future minimum lease payments	Interest	Total
Less than one year	$99,134	$25,762	$124,896
Between one and five years	97,680	8,080	105,760
	$196,814	$33,842	$230,656

As at October 31, 2019, the net book value of the growing equipment under finance lease is $187,886 (2018 - $218,275).